Background of the Company	12 Months Ended
Dec. 31, 2024
Background of the Company [Abstract]
BACKGROUND OF THE COMPANY

1. BACKGROUND OF THE COMPANY

Telesat Corporation was incorporated under the Business Corporations Act (British Columbia) in October 2020 and is headquartered in Ottawa, Canada.

References herein to “Telesat” or “Company” refer to Telesat Corporation and its subsidiaries.

The Company is a global satellite operator, providing mission-critical communications solutions to support the requirements of sophisticated satellite users throughout the world. The Company’s state-of-the-art fleet consists of 14 geostationary satellites and the Canadian payload on Viasat-1.

Telesat LEO Inc., a wholly-owned subsidiary of the Corporation, is building a constellation of low earth orbit (“LEO”) satellites and integrated terrestrial infrastructure, called “Telesat Lightspeed”. In January 2018, the first LEO satellite, LEO 1, was successfully launched into orbit. The LEO 1 satellite demonstrated certain key features of the Telesat Lightspeed system design, specifically the capability of the satellite and customer terminals to deliver a low latency broadband experience. In July 2023, the Company successfully launched its LEO 3 satellite into orbit, and it has since replaced LEO 1.

Telesat Corporation began trading on the Nasdaq Global Select Market and the Toronto Stock Exchange on November 19, 2021 under the ticker symbol “TSAT”. Quarterly and annual financial statements, material change statements and other publicly available documents of the Company can be obtained from the U.S. Securities Exchange Commission (“SEC”) at https://www.sec.gov and the System for Electronic Document Analysis and Retrieval (“SEDAR+”) at https://www.sedarplus.ca.

Unless the context states or requires otherwise, references herein to the “financial statements” or similar terms refer to the audited consolidated financial statements of Telesat.

On March 26, 2025, these financial statements were approved by the Audit Committee of the Board of Directors and authorized for issue.